LEASES - Maturities of Lease Liabilities (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2022	$ 9,950	$ 9,650
2023	10,250	9,950
2024	10,550	10,250
2025	10,850	10,550
Thereafter	20,650	31,500
Total lease payments	69,500	71,900
Less: Imputed interest at 11%	(20,749)	(22,109)
Present value of lease liabilities	$ 48,751	$ 49,791
Imputed interest	11.00%	11.00%